BALANCE SHEET (Parenthetical) - Datasea [Member] - $ / shares	Dec. 31, 2015	Jun. 30, 2015
Common Stock, par value	$ 0.001	$ 0.001
Common Stock, shares authorized	375,000,000	375,000,000
Common Stock, shares issued	55,000,000	20,000,000
Common Stock, shares outstanding	55,000,000	20,000,000